Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2017
Share-based Payment Arrangements [Abstract]
Summary of Changes in Options Outstanding
Changes in the number of options outstanding as at December 31, 2017 and 2016 are as follows:

	2017		2016
	NUMBER OF OPTIONS	WEIGHTED AVERAGE EXERCISE PRICE ($)	NUMBER OF OPTIONS	WEIGHTED AVERAGE EXERCISE PRICE ($)
Beginning of year	5,216,063	6.16	5,385,323	6.15
Granted	240,880	14.28	351,461	9.75
Exercised	(461,442)	8.28	(262,836)	5.51
Expired	—	—	(257,885)	11.49
Forfeited	(5,381)	9.75	—	—
End of year	4,990,120	6.35	5,216,063	6.16
Options exercisable - end of year	4,170,259	5.63	4,166,339	5.78
The following options were outstanding as at December 31, 2017:

	OPTIONS OUTSTANDING		OPTIONS EXERCISABLE
YEAR GRANTED	NUMBER OF OPTIONS	WEIGHTED AVERAGE EXERCISE PRICE ($)	NUMBER OF OPTIONS	WEIGHTED AVERAGE EXERCISE PRICE ($)	EXPIRATION DATE
2007	95,064	11.83	95,064	11.83	2018
2008	326,166	7.81	326,166	7.81	2018
2009	968,333	3.92	968,333	3.92	2019
2010	444,124	6.43	444,124	6.43	2020
2011	492,432	6.26	492,432	6.26	2020 - 2021
2012	842,524	4.46	842,524	4.46	2018 - 2022
2013	426,392	5.18	426,392	5.18	2018 - 2023
2014	423,974	6.10	308,134	6.10	2020 - 2024
2015	390,185	7.66	185,244	7.66	2020 - 2025
2016	340,046	9.75	81,846	9.75	2020 - 2026
2017	240,880	14.28	—	—	2027
	4,990,120		4,170,259

Disclosure of Assumptions Used to Estimate Value of Options Granted During Period
The following weighted average assumptions were used to estimate the fair value of $4.22 (2016 - $2.75) as at the date of grant of each option issued to employees:

	2017	2016
Grant date share price	$14.26	$10.09
Exercise price	$14.28	$9.75
Risk-free interest rate	1.77%	1.04%
Expected dividend yield	1.12%	1.58%
Expected life of options	6 years	6 years
Expected volatility	32%	31%